SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Specialized Technology Fund (the “Fund”)

At a meeting held June 29, 2022, the Board of Trustees of Allspring Funds Trust unanimously approved: (1) replacing Allianz Global Investors U.S., LLC (“AllianzGI”) with Allspring Global Investments, LLC (“Allspring Investments”) as the sub-adviser for the Fund; (2) reducing the Fund’s management fees and sub-advisory fees; (3) changing the Fund’s name to the Allspring Discovery Innovation Fund; (4) removing the Fund’s non-fundamental policy to invest at least 80% of its net assets in the equity securities of technology companies; and (5) revising the Fund’s principal investment strategies. The Fund’s net operating expense ratio caps were also reduced in connection with such approvals. Certain of these changes are scheduled to go effective on or about July 15, 2022, and the remainder on or about September 6, 2022. In connection with these changes, the SAI will be amended as follows, effective July 15, 2022:

I. In the section entitled “Manager and Other Service Providers - Manager and Class-Level Administrator” the portion of the management fee table relating to the Fund is replaced with the following:

Fund	Fee
Management Fee
Specialized Technology Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.800% 0.750% 0.700% 0.675% 0.650% 0.640% 0.615% 0.605% 0.580% 0.555%

II. The first sentence of the section entitled “Manager and Other Service Providers - Sub-Advisers” is replaced with the following:

Allspring Funds Management has engaged Allspring Global Investments, LLC (“Allspring Investments”), an affiliate of Allspring Funds Management (the “Sub-Adviser”), to serve as sub-adviser to the Specialized Technology Fund, the Precious Metals Fund, and the Utility and Telecommunications Fund.

III. The portion of the sub-adviser fee table relating to the Fund in the section entitled “Manager and Other Service Providers - Sub-Advisers” is replaced with the following:

Fund	Sub-Adviser	Fee
Specialized Technology Fund	Allspring Investments	First $100M Next $200M Next $300M Over $500M	0.450% 0.400% 0.350% 0.300%

IV. In the section entitled “Manager and Other Service Providers - Portfolio Managers” all references to AllianzGI, Huachen Chen, CFA, Walter C. Price Jr., CFA, and Michael A Seidenberg are removed and the Management and Other Accounts tables will be amended to reflect the addition of Michael T. Smith and Christopher J. Warner, CFA, as portfolio managers of the Fund:

Fund	Sub-Adviser	Portfolio Managers
Specialized Technology Fund	Allspring Investments	Michael T. Smith Christopher J. Warner, CFA

Michael T. Smith[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$5.03 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$1.02 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	37
	Total Assets Managed	$2.51 B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$89.28 M
1.	Messrs. Smith and Warner became portfolio managers of the Fund on July 15, 2022. The information presented in this table is as of May 31, 2022, at which time Messrs. Smith and Warner were not portfolio managers of the Fund.

Christopher J. Warner, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$5.03 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$1.02 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	37
	Total Assets Managed	$2.51 B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$89.28 M
1.	Messrs. Smith and Warner became portfolio managers of the Fund on July 15, 2022. The information presented in this table is as of May 31, 2022, at which time Messrs. Smith and Warner were not portfolio managers of the Fund.

V. The portion of the table relating to the Fund in the section entitled “Manager and Other Service Providers - Beneficial Ownership in the Funds” is replaced with the following:

Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]
Michael T. Smith[2]	Specialized Technology Fund	$0
Christopher J. Warner, CFA[2]	Specialized Technology Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Messrs. Smith and Warner became portfolio managers of the Fund on July 15, 2022. The information presented in this table is as of May 31, 2022, at which time Messrs. Smith and Warner were not portfolio managers of the Fund.

VI. Effective September 6, 2022, the Fund’s name is changed to the “Allspring Discovery Innovation Fund” and all references to the Fund’s prior name are replaced with references to the Fund’s new name.

June 30, 2022